INVESTMENTS IN SUBSIDIARIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Total	$ 45,410	$ 41,450	$ 40,542
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	Foreign
Country of origin	Peru	Peru
Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	93.383.000-4
Country of origin	Chile	Chile
Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Country of origin	Argentina	Argentina
Non-Controlling Interest [Member]
Disclosure of subsidiaries [line items]
Total	$ 45,410	$ 41,450	$ 40,542
Non-Controlling Interest [Member] | Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Peru	Peru	Peru
Percentage of income attributable to subsidiaries	30.00%	30.00%	30.00%
Total	$ 360	$ (649)	$ 1,521
Non-Controlling Interest [Member] | Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	93.383.000 - 4	93.383.000 - 4	93.383.000 - 4
Country of origin	Chile	Chile	Chile
Percentage of income attributable to subsidiaries	0.10196%	0.10196%	0.10196%
Total	$ (4)	$ (7)	$ (69)
Non-Controlling Interest [Member] | Promotora Aerea Latinoamericana S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Mexico	Mexico	Mexico
Percentage of income attributable to subsidiaries	51.00%	51.00%	51.00%
Total	$ 1,416	$ 96	$ 1,349
Non-Controlling Interest [Member] | Inversora Cordillera S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Argentina	Argentina	Argentina
Percentage of income attributable to subsidiaries	0.1394%	0.7042%	0.7042%
Total	$ 117	$ 364	$ 281
Non-Controlling Interest [Member] | Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Argentina	Argentina	Argentina
Percentage of income attributable to subsidiaries	0.02842%	0.1344%	1.00%
Total	$ 24	$ 77	$ 61
Non-Controlling Interest [Member] | Americonsult de Guatemala S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Guatemala	Guatemala	Guatemala
Percentage of income attributable to subsidiaries	1.00%	1.00%	1.00%
Total		$ (4)	$ 1
Non-Controlling Interest [Member] | Americonsult Costa Rica S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Costa Rica	Costa Rica	Costa Rica
Percentage of income attributable to subsidiaries	1.00%	1.00%	1.00%
Total			$ 1
Non-Controlling Interest [Member] | Linea Aerea Carguera de Colombiana S.A. [Mmeber]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Colombia	Colombia	Colombia
Percentage of income attributable to subsidiaries	10.00%	10.00%	10.00%
Total	$ 398	$ (106)	$ 14
Non-Controlling Interest [Member] | Aerolineas Regionales de Integracion Aires S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Colombia	Colombia	Colombia
Percentage of income attributable to subsidiaries	0.8094%	0.8094%	0.98307%
Total	$ 4	$ (140)	$ (335)
Non-Controlling Interest [Member] | Transportes Aereos del Mercosur S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Paraguay	Paraguay	Paraguay
Percentage of income attributable to subsidiaries	5.02%	5.02%	5.02%
Total	$ 299	$ 146	$ 431
Non-Controlling Interest [Member] | Multiplus S.A. [Member]
Disclosure of subsidiaries [line items]
Tax No .	0 - E	0 - E	0 - E
Country of origin	Brazil	Brazil	Brazil
Percentage of income attributable to subsidiaries	27.26%	27.26%	27.26%
Total	$ 42,796	$ 41,673	$ 37,283